Fair Value Measurements - Summary of of roll forward of the aggregate fair value of the Company's advanced subscription agreements and derivative liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Advanced Subscription Agreement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning		$ 6,992,000
Issuances of advanced subscription agreements		348,000	$ 6,789,000
Change in estimated fair value	$ 6,477	1,808,000	(59,000)
Conversion of ASAs into ordinary shares and B ordinary shares	(14,750)	(1,396,000)
Foreign currency translation loss (gain)	175	346,000	262,000
Balance at the end			$ 6,992,000
Derivative liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial fair value of derivative liability	36,870	24,983,000
Change in estimated fair value	58,253	8,724,000
Foreign currency translation loss (gain)	$ (3,178)	$ 1,275,000